UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09709
                                                     ---------------------------

                      HIGHLAND FLOATING RATE ADVANTAGE FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 532-2834
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


INVESTMENT PORTFOLIO (UNAUDITED)
NOVEMBER 30, 2004                                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)

VARIABLE RATE SENIOR LOAN INTERESTS (A) - 123.4%
AEROSPACE/DEFENSE - 1.3%
---------------------------------------------               ---------------------------------------------------------------------
                     CACI INTERNATIONAL, INC.               Term Loan, 3.95%, 05/03/11                 4,975,000       5,035,645
                                                            ---------------------------------------------------------------------
              DECRANE AIRCRAFT HOLDINGS, INC.               Term Loan, B 7.51%, 06/30/08               1,657,759       1,657,759
                                                            ---------------------------------------------------------------------
             VOUGHT AIRCRAFT INDUSTRIES, INC.               Revolver, 0.50%, 06/30/05 (c) (g)          4,500,000          (2,790)

                                                            Term Loan B, 5.71%, 06/30/07                 216,435         218,780

                                                            Term Loan C, 5.96%, 06/30/08               1,334,577       1,346,255

                                                            Term Loan X, 5.46%, 12/31/06                 847,637         857,173
                                                            ---------------------------------------------------------------------
                                                                                         AEROSPACE/DEFENSE TOTAL       9,112,822


AIR TRANSPORT - 1.0%
---------------------------------------------               ---------------------------------------------------------------------
                     NORTHWEST AIRLINES, INC.               Tranche Loan, 10/24/10 (b)                 2,500,000       2,534,375
                                                            ---------------------------------------------------------------------
                        UNITED AIRLINES, INC.               Tranche B, 8.00%, 06/30/05                 2,500,000       2,534,375

                                                            Tranche B, 06/30/05  (b)                   2,000,000       2,027,500
                                                            ---------------------------------------------------------------------
                                                                                             AIR TRANSPORT TOTAL       7,096,250


AUTOMOTIVE - 5.4%
---------------------------------------------               ---------------------------------------------------------------------
                           EXIDE TECHNOLOGIES               European Borrower Dollar Term Loan,
                                                            5.91%, 05/05/10                            2,500,000       2,490,625

                                                            US Borrower Term Loan, 5.25%, 05/05/10     2,500,000       2,490,625
                                                            ---------------------------------------------------------------------
                          FEDERAL-MOGUL CORP.               Supplemental Revolver,5.84%,
                                                            02/05/05 (c) (g)                           1,575,457       1,300,475

                                                            Term Loan B, 4.90%, 02/24/05               5,000,000       4,739,075

                                                            Term Loan C, 6.09%, 02/05/05                 573,404         577,705
                                                            ---------------------------------------------------------------------
            HAYES LEMMERZ INTERNATIONAL, INC.               Term Loan, 5.99%, 06/03/09                 5,620,371       5,707,009
                                                            ---------------------------------------------------------------------
                         KEY AUTOMOTIVE GROUP               Term Loan B, 5.45%, 06/29/10               3,604,261       3,648,197

                                                            Term Loan C, 7.95%, 06/25/11               3,750,000       3,754,688
                                                            ---------------------------------------------------------------------
         KEYSTONE AUTOMOTIVE INDUSTRIES, INC.               Term Loan, 4.67%, 10/30/09                 1,928,251       1,953,858
                                                            ---------------------------------------------------------------------
                               PLASTECH, INC.               Term Loan B, 4.73%, 03/31/10               1,468,966       1,493,145
                                                            ---------------------------------------------------------------------
                      SHILOH INDUSTRIES, INC.               Term Loan B, 6.18%, 01/14/09               3,482,500       3,499,913
                                                            ---------------------------------------------------------------------
            TRW AUTOMOTIVE ACQUISITIONS CORP.               Term Loan D1, 4.13%, 02/28/11              6,748,696       6,825,226
                                                            ---------------------------------------------------------------------
                      UNITED COMPONENTS, INC.               Tranche C, 4.78%, 06/30/10                   856,667         870,052
                                                            ---------------------------------------------------------------------
                                                                                                AUTOMOTIVE TOTAL      39,350,593


BEVERAGE & TOBACCO - 3.3%
---------------------------------------------               ---------------------------------------------------------------------
                     CARIBBEAN RESTAURANT LLC               Tranche B, 4.85%, 06/30/09                 2,945,833       2,990,021
                                                            ---------------------------------------------------------------------
                    COMMONWEALTH BRANDS, INC.               Term Loan, 6.25%, 08/28/07                 2,030,196       2,063,186
                                                            ---------------------------------------------------------------------
                              DEL MONTE CORP.               Term Loan B, 3.96%, 12/20/10               3,710,303       3,770,703
                                                            ---------------------------------------------------------------------
         DR. PEPPER BOTTLING COMPANY OF TEXAS               Term Loan B, 4.47%, 12/19/10               4,078,328       4,147,150
                                                            ---------------------------------------------------------------------
                     DS WATERS ENTERPRISES LP               Term Loan, 4.83%, 11/07/09                 2,418,750       2,370,387
                                                            ---------------------------------------------------------------------
                  KEYSTONE FOODS HOLDINGS LLC               Term Loan, 4.25%, 06/16/11                 3,932,857       3,982,018
                                                            ---------------------------------------------------------------------
                   SUNNY DELIGHT BEVERAGE CO.               First Lien Term Loan, 6.78%, 08/20/10      2,000,000       2,005,000

                                                            Second Lien Term Loan, 10.04%, 08/20/10    3,000,000       2,910,000
                                                            ---------------------------------------------------------------------
                                                                                        BEVERAGE & TOBACCO TOTAL      24,238,465

INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
BROADCAST RADIO & TELEVISION - 2.8%
---------------------------------------------               ---------------------------------------------------------------------
                         DIRECTV HOLDINGS LLC               Term Loan B, 3.88%, 03/06/10               3,000,169       3,042,351
                                                            ---------------------------------------------------------------------
                 FREEDOM COMMUNICATIONS, INC.               Tranche B Term Loan, 3.98%, 05/18/12       6,000,000       6,103,140
                                                            ---------------------------------------------------------------------
                                GT BRANDS LLC               Term Loan, 9.75%, 09/30/07                 1,896,307       1,517,045
                                                            ---------------------------------------------------------------------
           SPANISH BROADCASTING SYSTEMS, INC.               Term Loan B, 5.23%, 10/30/09               4,342,188       4,412,748
                                                            ---------------------------------------------------------------------
                           WARNER MUSIC GROUP               Term Loan B, 5.21%, 02/28/11               4,962,500       5,045,349
                                                            ---------------------------------------------------------------------
                                                                              BROADCAST RADIO & TELEVISION TOTAL      20,120,633


BUILDING & DEVELOPMENT PRODUCTS - 2.1%
---------------------------------------------               ---------------------------------------------------------------------
                            ATRIUM COS., INC.               Term Loan, 4.44%, 12/10/08                 4,987,437       5,058,109
                                                            ---------------------------------------------------------------------
              CB RICHARD ELLIS SERVICES, INC.               Term Loan, 4.50%, 03/31/10                 2,805,729       2,838,163
                                                            ---------------------------------------------------------------------
                           FAIRMOUNT MINERALS               Term Loan, 5.54%, 10/29/10                 2,500,000       2,506,250
                                                            ---------------------------------------------------------------------
                            NATG HOLDINGS LLC               Credit Linked Certificate of Deposit,
                                                            0.85%, 01/23/05                              113,418         106,448

                                                            Term Loan A, 6.51%, 01/23/09                 118,783          27,914

                                                            Term Loan B1, 7.05%, 01/23/10                 86,523          20,333

                                                            Term Loan B2, 7.05%, 01/23/10                  9,144           7,406
                                                            ---------------------------------------------------------------------
                        NORTEK HOLDINGS, INC.               Term Loan, 4.73%, 08/27/11                   997,500       1,015,455
                                                            ---------------------------------------------------------------------
                      ST. MARY'S CEMENT, INC.               Term Loan B, 3.94%, 12/04/09                 992,500       1,004,291
                                                            ---------------------------------------------------------------------
                    WERNER HOLDINGS CO., INC.               Term Loan B, 5.47%, 06/11/09               3,000,000       2,912,505
                                                            ---------------------------------------------------------------------
                                                                           BUILDING & DEVELOPMENT PRODUCTS TOTAL      15,496,874


BUSINESS EQUIPMENT & SERVICES - 6.0%
---------------------------------------------
                   AMERICAN ACHIEVEMENT CORP.               Term Loan B, 4.45%, 03/25/11               3,473,750       3,525,874
                                                            ---------------------------------------------------------------------
                BRICKMAN GROUP HOLDINGS, INC.               Term Loan, 7.97%, 11/15/09                 4,777,778       4,765,833
                                                            ---------------------------------------------------------------------
               CCC INFORMATION SERVICES, INC.               Term Loan, 5.20%,  08/20/10                2,000,000       2,015,000
                                                            ---------------------------------------------------------------------
                                                            Term Loan B, 4.84%,  08/20/10              2,395,158       2,413,122
                                                            ---------------------------------------------------------------------
                 GLOBAL IMAGING SYSTEMS, INC.               First Additional Term Loan,
                                                            3.89%, 05/10/10                            3,940,125       3,998,005
                                                            ---------------------------------------------------------------------
                          HILLMAN GROUP, INC.               Term Loan B, 5.50%, 03/30/11               5,721,250       5,785,614
                                                            ---------------------------------------------------------------------
                                  KNOLL, INC.               Initial Term Loan, 5.05%, 09/30/11         5,500,000       5,572,215

                                                            Initial Term Loan, 09/30/11 (b)            2,000,000       2,026,260
                                                            ---------------------------------------------------------------------
                              OFFICEMAX, INC.               Tranche B Term Loan, 4.47%, 10/28/11       3,904,110       3,975,106

                                                            Tranche C Term Loan, 4.47%, 10/29/10       3,595,890       3,626,078
                                                            ---------------------------------------------------------------------
                     TRANSCORE HOLDINGS, INC.               Term Loan B, 5.46%, 01/05/08               1,127,981       1,129,391

                                                            Term Loan C, 5.46%, 01/05/08               3,960,000       3,964,950
                                                            ---------------------------------------------------------------------
                                    URS CORP.               Term Loan B, 3.94%, 08/22/08                 727,451         731,772
                                                            ---------------------------------------------------------------------
                                                                             BUSINESS EQUIPMENT & SERVICES TOTAL      43,529,220


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
CABLE & SATELLITE TELEVISION - 11.0%
---------------------------------------------               ---------------------------------------------------------------------
               ATLANTIC BROADBAND FINANCE LLC               Term Loan B, 5.05%, 09/01/11               4,000,000       4,073,740
                                                            ---------------------------------------------------------------------
                   BRAGG COMMUNICATIONS, INC.               Term Loan B, 4.90%, 08/31/11               6,982,500       7,074,145
                                                            ---------------------------------------------------------------------
                   BRESNAN COMMUNICATIONS LLC               Term Loan B, 5.45%, 12/31/07               3,500,000       3,545,500
                                                            ---------------------------------------------------------------------
                   CENTURY CABLE HOLDINGS LLC               Discretionary Term Loan,
                                                            7.00%, 12/31/09                            1,000,000         993,750

                                                            Term Loan, 7.00%, 06/30/09                10,500,000      10,434,375
                                                            ---------------------------------------------------------------------
         CHARTER COMMUNICATIONS OPERATING LLC               Tranche A Term Loan, 5.13%, 04/27/10       3,000,000       2,967,660

                                                            Tranche B Term Loan, 5.38%, 04/27/11       9,975,000       9,959,638
                                                            ---------------------------------------------------------------------
                           CSC HOLDINGS, INC.               Revolver, 2.74%, 06/30/06 (c) (g)          3,000,000       2,436,055
                                                            ---------------------------------------------------------------------
                       MEDIACOM BROADBAND LLC               Term Loan B, 4.38%, 03/31/13               2,000,000       2,028,230

                                                            Tranche B Term Loan, 09/30/10 (b)          2,000,000       2,028,230
                                                            ---------------------------------------------------------------------
                MEDIACOM COMMUNICATIONS CORP.               Term Loan B, 4.36%, 09/30/10               3,491,250       3,540,529
                                                            ---------------------------------------------------------------------
                   OLYMPUS CABLE HOLDINGS LLC               Term Loan A, 6.00%, 06/30/10               6,000,000       5,893,950

                                                            Term Loan B, 6.75%, 09/30/10               7,000,000       6,901,230
                                                            ---------------------------------------------------------------------
                RAINBOW NATIONAL SERVICES LLC               Term Loan B, 5.19%, 03/31/12               2,000,000       2,026,250
                                                            ---------------------------------------------------------------------
                        SUSQUEHANNA MEDIA CO.               Term Loan B, 4.10%, 03/31/12               4,000,000       4,057,500
                                                            ---------------------------------------------------------------------
                    UPC FINANCING PARTNERSHIP               Term Loan C2, 7.38%, 03/31/09              6,965,000       7,083,962
                                                            ---------------------------------------------------------------------
                             WIDEOPENWEST LLC               Term Loan B, 6.48%, 12/22/11 (d)           4,977,462       5,021,015
                                                            ---------------------------------------------------------------------
                                                                              CABLE & SATELLITE TELEVISION TOTAL      80,065,759


CHEMICALS/PLASTICS - 5.5%
---------------------------------------------               ---------------------------------------------------------------------
                                  BRENNTAG AG               Term Loan B2, 4.73%, 02/27/12              3,500,000       3,541,562
                                                            ---------------------------------------------------------------------
                                     CELENESE               Term Loan C, 6.23%, 12/08/11               4,000,000       4,091,040
                                                            ---------------------------------------------------------------------
                            COFFEYVILLE, INC.               Term Loan, 6.95%, 05/10/10                 5,000,000       5,025,000
                                                            ---------------------------------------------------------------------
                             HUNTSMAN CO. LLC               Term Loan B, 5.67%, 03/31/10               7,000,000       7,054,670
                                                            ---------------------------------------------------------------------
                KRATON POLYMERS GROUP OF COS.               Term Loan, 4.40%, 12/23/10                 3,984,251       4,040,290
                                                            ---------------------------------------------------------------------
                                    NALCO CO.               Term Loan A, 4.52%, 11/04/09               3,283,174       3,319,289

                                                            Term Loan B, 4.00%, 11/04/10               2,061,824       2,083,576
                                                            ---------------------------------------------------------------------
                               POLYPORE, INC.               Term Loan, 4.53%, 11/12/11                 1,995,000       2,029,913
                                                            ---------------------------------------------------------------------
             ROCKWOOD SPECIALTIES GROUP, INC.               Tranche B, 4.63%, 07/30/12                 2,000,000       2,018,220

                                                            Tranche B Term Loan, 4.21%, 07/30/12       2,500,000       2,522,775
                                                            ---------------------------------------------------------------------
               WADDINGTON NORTH AMERICA, INC.               Term Loan B, 5.29%, 04/07/11               4,410,000       4,350,751
                                                            ---------------------------------------------------------------------
                                                                                        CHEMICALS/PLASTICS TOTAL      40,077,086


CLOTHING/TEXTILES - 2.1%
---------------------------------------------               ---------------------------------------------------------------------
                             MAIDENFORM, INC.               Term Loan, 5.13%, 05/11/10                 2,966,250       3,021,867
                                                            ---------------------------------------------------------------------
                          POLYMER GROUP, INC.               First Lien Term Loan, 5.21%, 04/27/10      6,585,833       6,648,399
                                                            ---------------------------------------------------------------------
                     SPRINGS INDUSTRIES, INC.               Term Loan A, 5.25%, 03/05/07                 589,401         592,103

                                                            Term Loan B, 6.00%, 09/05/08               4,758,030       4,795,214
                                                            ---------------------------------------------------------------------
                                                                                         CLOTHING/TEXTILES TOTAL      15,057,583


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
CONGLOMERATE - 1.3%
---------------------------------------------               ---------------------------------------------------------------------
                        APPLETON PAPERS, INC.               Term Loan, 4.56%, 06/11/10                 3,491,250       3,540,704
                                                            ---------------------------------------------------------------------
                                  JASON, INC.               Term Loan B, 6.63%, 06/30/07               1,256,459       1,275,305
                                                            ---------------------------------------------------------------------
                          MUELLER GROUP, INC.               New Term Loan, 5.10%, 04/23/11             1,890,154       1,905,511
                                                            ---------------------------------------------------------------------
       YOUTH & FAMILY CENTERED SERVICES, INC.               Term Loan B, 5.94%, 05/28/11               2,992,500       2,992,500
                                                            ---------------------------------------------------------------------
                                                                                              CONGLOMERATE TOTAL       9,714,020


CONTAINER/GLASS PRODUCTS - 3.6%
---------------------------------------------               ---------------------------------------------------------------------
               CONSOLIDATED CONTAINER CO. LLC               Term Loan, 5.12%, 12/15/08                 3,491,250       3,534,891
                                                            ---------------------------------------------------------------------
                   GRAHAM PACKAGING CO., INC.               Term Loan B, 4.63%, 10/07/11               7,500,000       7,623,900
                                                            ---------------------------------------------------------------------
         GRAPHIC PACKAGING INTERNATIONAL, INC.              Term Loan B, 4.52%, 08/09/10               3,833,910       3,902,595
                                                            ---------------------------------------------------------------------
                     KRANSON INDUSTRIES, INC.               Term Loan, 4.73%, 07/30/11                 1,995,000       2,002,481
                                                            ---------------------------------------------------------------------
                        REDDY ICE GROUP, INC.               Supplemental Term Loan, 4.68%, 08/14/09      742,500         749,461
                                                            ---------------------------------------------------------------------
                     SOLA INTERNATIONAL, INC.               Term Loan, 4.48%, 12/11/09                 1,218,750       1,233,984
                                                            ---------------------------------------------------------------------
                               SOLO CUP, INC.               Term Loan, 4.53%, 02/27/11                 6,947,500       7,061,265
                                                            ---------------------------------------------------------------------
                                                                                  CONTAINER/GLASS PRODUCTS TOTAL      26,108,577


COSMETICS/TOILETRIES - 1.5%
---------------------------------------------               ---------------------------------------------------------------------
                    AMERICAN SAFETY RAZOR CO.               Tranche B, 5.71%, 04/29/11                 1,990,000       1,999,950
                                                            ---------------------------------------------------------------------
                    CHURCH & DWIGHT CO., INC.               Tranche B, 3.93%, 05/30/11                 2,992,500       3,029,906
                                                            ---------------------------------------------------------------------
                       JOHNSON DIVERSEY, INC.               Term Loan B, 4.43%, 11/03/09               3,910,890       3,976,906
                                                            ---------------------------------------------------------------------
               REVLON CONSUMER PRODUCTS CORP.               Term Loan, 8.00%, 07/09/10                 2,000,000       2,043,340
                                                            ---------------------------------------------------------------------
                                                                                      COSMETICS/TOILETRIES TOTAL      11,050,102


ECOLOGICAL SERVICE & EQUIPMENT - 3.0%
---------------------------------------------               ---------------------------------------------------------------------
             ALLIED WASTE NORTH AMERICA, INC.               Tranche A, 4.59%, 01/15/10                12,933,700      13,114,190

                                                            Tranche C, 4.66%, 01/15/10                 3,741,812       3,798,519
                                                            ---------------------------------------------------------------------
      ENVIRONMENTAL SYSTEMS PRODUCTS HOLDINGS               Second Lien, 12.13%, 12/12/10              4,500,000       4,668,750
                                                            ---------------------------------------------------------------------
                                                                            ECOLOGICAL SERVICE & EQUIPMENT TOTAL      21,581,459


ELECTRONIC/ELECTRIC - 3.7%
---------------------------------------------               ---------------------------------------------------------------------
                      AMI SEMICONDUCTOR, INC.               Term Loan, 4.68%, 09/26/08                   990,000       1,001,138
                                                            ---------------------------------------------------------------------
 COMSYS INFORMATION TECHNOLOGY SERVICES, INC.               Second Lien Term Loan,
                                                            10.00%, 04/30/10                           3,000,000       3,000,000
                                                            ---------------------------------------------------------------------
                       ON SEMICONDUCTOR CORP.               Term Loan F, 4.75%, 08/04/09               8,074,019       8,089,158
                                                            ---------------------------------------------------------------------
           TRANSACTION NETWORK SERVICES, INC.               Term Loan, 4.14%, 12/31/08                 3,492,310       3,483,579
                                                            ---------------------------------------------------------------------
                    TRANSFIRST HOLDINGS, INC.               Second Lien Term Loan,
                                                            9.20%, 03/31/11                            2,250,000       2,297,756
                                                            ---------------------------------------------------------------------
                                    UGS CORP.               Term Loan B, 4.46%, 05/27/11               2,992,500       3,048,609
                                                            ---------------------------------------------------------------------
                               VERIFONE, INC.               Second Lien Term Loan,
                                                            8.13%, 12/31/11                            1,000,000       1,020,000
                                                            ---------------------------------------------------------------------
                             VIASYSTEMS, INC.               Tranche B Term Loan,
                                                            6.49%, 09/30/09                            5,000,000       5,048,975
                                                            ---------------------------------------------------------------------
                                                                                       ELECTRONIC/ELECTRIC TOTAL      26,989,215


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
EQUIPMENT LEASING - 1.0%
---------------------------------------------               ---------------------------------------------------------------------
             NATIONAL EQUIPMENT SERVICE, INC.               First Lien Term Loan, 4.38%, 08/17/09      1,330,000       1,336,650

                                                            Revolver, 0.38%, 08/17/09 (c) (g)            666,667          (1,667)

                                                            Revolver, 7.25%, 08/17/09                        167             166
                                                            ---------------------------------------------------------------------
                     NES UNITED RENTALS, INC.               Credit Linked Certificate of Deposit,
                                                            4.25%, 02/14/11                            2,723,333       2,757,375

                                                            Delayed Draw Term Loan B,
                                                            4.44%, 02/14/11                            3,150,833       3,190,219
                                                            ---------------------------------------------------------------------
                                                                                         EQUIPMENT LEASING TOTAL       7,282,743


FARMING/AGRICULTURE - 0.9%
---------------------------------------------               ---------------------------------------------------------------------
                                   AGCO CORP.               Term Loan, 3.96%, 01/31/06                 6,444,667       6,563,506
                                                            ---------------------------------------------------------------------
                                                                                       FARMING/AGRICULTURE TOTAL       6,563,506


FINANCIAL INTERMEDIARIES - 1.0%
---------------------------------------------               ---------------------------------------------------------------------
            MARINA DISTRICT FINANCE CO., INC.               Term Loan, 3.93%, 10/20/11                 4,000,000       4,047,500
                                                            ---------------------------------------------------------------------
                            METRIS COS., INC.               Term Loan, 11.34%, 05/06/07                3,333,333       3,512,500
                                                            ---------------------------------------------------------------------
                                                                                  FINANCIAL INTERMEDIARIES TOTAL       7,560,000


FOOD PRODUCTS - 3.6%
---------------------------------------------               ---------------------------------------------------------------------
                           DOANE PET CARE CO.               Term Loan, 6.31%, 11/05/09                 2,000,000       2,033,750
                                                            ---------------------------------------------------------------------
                    INTERSTATE BAKERIES CORP.               Revolver, 09/22/06 (b)                     7,500,000       7,378,125
                                                            ---------------------------------------------------------------------
                      INTERSTATE BRANDS CORP.               Term Loan B, 6.33%, 07/19/07                 935,696         904,505

                                                            Term Loan C, 5.93%, 07/19/07               2,895,340       2,785,317

                                                            Tranche A, 6.01%, 07/19/06                   625,000         605,731
                                                            ---------------------------------------------------------------------
                              LUIGINO'S, INC.               Term Loan B, 4.98%, 04/02/11               4,194,643       4,194,643
                                                            ---------------------------------------------------------------------
                                 MERISANT CO.               Term Loan B, 4.88%, 01/11/10                 789,995         794,194
                                                            ---------------------------------------------------------------------
                 PINNACLE FOODS HOLDING CORP.               Delayed Draw Term Loan,
                                                            4.76%, 11/25/10                            7,164,000       7,178,579
                                                            ---------------------------------------------------------------------
                                                                                             FOOD PRODUCTS TOTAL      25,874,844


FOOD/DRUG RETAILERS - 1.1%
---------------------------------------------               ---------------------------------------------------------------------
                          MICHAEL FOODS, INC.               Floater Term Loan, 6.59%, 11/20/11         3,000,000       3,089,070

                                                            Term Loan, 5.02%, 11/21/10                 4,950,000       5,027,344
                                                            ---------------------------------------------------------------------
                                                                                       FOOD/DRUG RETAILERS TOTAL       8,116,414


FOOD SERVICES - 1.2%
---------------------------------------------               ---------------------------------------------------------------------
                        AFC ENTERPRISES, INC.               Term Loan A, 4.76%, 09/23/08                 422,675         427,430
                                                            ---------------------------------------------------------------------
                                BUFFETS, INC.               Synthetic Letter of Credit,
                                                            3.60%, 06/28/09                              466,700         469,617

                                                            Term Loan, 5.48%, 06/28/09                 3,358,280       3,375,071
                                                            ---------------------------------------------------------------------
                               DOMINO'S, INC.                New Term Loan, 3.75%, 06/25/10            4,102,864       4,145,596
                                                            ---------------------------------------------------------------------
                                                                                             FOOD SERVICES TOTAL       8,417,714


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)

VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
FOREST PRODUCTS - 2.1%
---------------------------------------------               ---------------------------------------------------------------------
                           RLC INDUSTRIES CO.               Term Loan B, 4.21%, 02/26/10               6,673,217       6,723,266
                                                            ---------------------------------------------------------------------
                SMURFIT-STONE CONTAINER CORP.               Credit Linked Certificate of Deposit,
                                                            1.92%, 11/01/10                              654,975         666,028

                                                            Tranche B, 4.06%, 11/01/11                 5,234,431       5,291,277

                                                            Tranche C, 4.06%, 11/01/11                 1,610,594       1,627,457
                                                            ---------------------------------------------------------------------
                             SP NEWSPRINT CO.               Term Loan, 5.18%, 01/08/10                   348,056         355,077

                                                            Term Loan B Letter of Credit,
                                                            2.10%, 01/09/08                              644,444         657,446
                                                            ---------------------------------------------------------------------
                                                                                           FOREST PRODUCTS TOTAL      15,320,551


HEALTH CARE - 7.6%
---------------------------------------------               ---------------------------------------------------------------------
                       ALLIANCE IMAGING, INC.               Tranche C Term Loan, 4.50%, 06/10/08       4,000,000       4,002,500
                                                            ---------------------------------------------------------------------
                     ALPHARMA OPERATING CORP.               Term Loan B, 5.22%, 10/05/08               6,982,051       7,037,698
                                                            ---------------------------------------------------------------------
                              AMERIPATH, INC.               Term Loan, 5.43%, 03/27/10                 3,220,000       3,244,150
                                                            ---------------------------------------------------------------------
                       ARDENT HEALTH SERVICES               Term Loan, 6.00%, 08/12/11                 2,000,000       2,007,500
                                                            ---------------------------------------------------------------------
                                 DAVITA, INC.               Term Loan B, 4.06%, 03/31/09               2,946,273       2,986,991
                                                            ---------------------------------------------------------------------
                           DJ ORTHOPEDICS LLC               Term Loan, 4.16%, 05/15/09                   721,875         729,545
                                                            ---------------------------------------------------------------------
            EYE CARE CENTERS OF AMERICA, INC.               Term Loan A, 5.97%, 12/23/05               2,571,096       2,577,524
                                                            ---------------------------------------------------------------------
                HANGER ORTHOPEDIC GROUP, INC.               Term Loan B, 5.48%, 09/30/09               1,989,950       1,994,925
                                                            ---------------------------------------------------------------------
                       JEAN COUTU GROUP, INC.               Term Loan B, 4.44%, 07/30/11               3,990,000       4,060,044

                                                            Term Loan B, 07/30/11 (b)                  1,000,000       1,017,555
                                                            ---------------------------------------------------------------------
                       KINETIC CONCEPTS, INC.               Term Loan B1, 3.98%, 08/11/10              1,476,549       1,494,696
                                                            ---------------------------------------------------------------------
                     KNOWLEDGE LEARNING CORP.               Term Loan B, 5.47%, 05/15/10               4,758,807       4,785,575
                                                            ---------------------------------------------------------------------
           LEINER HEALTH PRODUCTS GROUP, INC.               Term Loan B, 4.89%, 05/27/11               2,992,500       3,052,365
                                                            ---------------------------------------------------------------------
                              MEDASSETS, INC.               Second Lien Term Loan, 11.98%, 06/16/08      500,000         510,000

                                                            Senior Term Loan, 6.73%, 03/16/09            850,312         862,004
                                                            ---------------------------------------------------------------------
                                  MEDEX, INC.               Term Loan, 4.76%, 05/30/09                 1,975,000       1,993,516
                                                            ---------------------------------------------------------------------
                              MEDPOINTE, INC.               Term Loan B, 7.45%, 09/30/08               2,746,799       2,767,400
                                                            ---------------------------------------------------------------------
                  ORTHOFIX INTERNATIONAL N.V.               Term Loan B, 4.72%, 12/30/08               1,459,659       1,477,000
                                                            ---------------------------------------------------------------------
              PACIFICARE HEALTH SYSTEMS, INC.               Term Loan, 4.26%, 06/03/08                   987,500         996,555
                                                            ---------------------------------------------------------------------
                            PERKINELMER, INC.               Term Loan B, 4.05%, 12/26/08               2,272,815       2,301,202
                                                            ---------------------------------------------------------------------
                       SKILLED HEALTHCARE LLC               First Lien Term Loan B,
                                                            4.90%, 07/31/10                            2,493,750       2,523,363
                                                            ---------------------------------------------------------------------
                              VCA ANTECH, INC.              Term Loan E, 6.25%, 06/30/09               2,487,500       2,526,367
                                                            ---------------------------------------------------------------------
                                                                                               HEALTH CARE TOTAL      54,948,475


HOME FURNISHINGS - 1.5%
---------------------------------------------               ---------------------------------------------------------------------
                           HOLMES GROUP, INC.               First Lien Term Loan, 5.35%, 11/08/10      4,380,398       4,424,202
                                                            ---------------------------------------------------------------------
                                 JARDEN CORP.               Term Loan B, 4.23%, 04/24/08               1,237,500       1,239,827
                                                            ---------------------------------------------------------------------
                          JUNO LIGHTING, INC.               First Lien Term Loan, 4.64%, 11/21/10      2,656,136       2,694,318
                                                            ---------------------------------------------------------------------
                           SEALY MATTRESS CO.               Term Loan C, 4.38%, 04/06/12               2,517,857       2,556,683
                                                            ---------------------------------------------------------------------
                                                                                          HOME FURNISHINGS TOTAL      10,915,030

INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
INDUSTRIAL EQUIPMENT - 1.0%
---------------------------------------------               ---------------------------------------------------------------------
                             COPPERWELD CORP.               Term Loan, 6.68%, 12/17/11                 1,959,777       1,969,576
                                                            ---------------------------------------------------------------------
                                DRESSER, INC.               Term Loan C, 4.71%, 04/10/09                 988,655       1,002,249
                                                            ---------------------------------------------------------------------
                                  TEREX CORP.               Incremental Term Loan,
                                                            4.39%, 12/31/09                              662,778         672,858

                                                            Term Loan, 4.25%, 07/03/09                 3,872,104       3,925,345
                                                            ---------------------------------------------------------------------
                                                                                      INDUSTRIAL EQUIPMENT TOTAL       7,570,028


INSURANCE - 1.7%
---------------------------------------------               ---------------------------------------------------------------------
                                CONSECO, INC.               Term Loan, 5.68%, 06/22/10                 8,977,500       9,173,883
                                                            ---------------------------------------------------------------------
                 MITCHELL INTERNATIONAL, INC.               Second Lien Term Loan,
                                                            8.25%, 08/15/12                            2,992,500       3,007,462
                                                            ---------------------------------------------------------------------
                                                                                                 INSURANCE TOTAL      12,181,345


LEISURE GOODS/ACTIVITIES/MOVIES - 4.9%
---------------------------------------------               ---------------------------------------------------------------------
                  AMF BOWLING WORLDWIDE, INC.               Term Loan B, 5.30%, 08/27/09               4,804,171       4,853,726
                                                            ---------------------------------------------------------------------
                        AMSCAN HOLDINGS, INC.               Term Loan, 4.72%, 04/30/12                 1,995,000       2,019,938
                                                            ---------------------------------------------------------------------
              BLOCKBUSTER ENTERTAINMENT CORP.               Term Loan B, 4.83%, 08/19/11               7,000,000       6,981,065
                                                            ---------------------------------------------------------------------
                           CINEMARK USA, INC.               Term Loan, 03/31/11 (b)                    2,000,000       2,027,500
                                                            ---------------------------------------------------------------------
                  CNL HOSPITALITY PARTNERS LP               First Lien Term Loan, 4.62%, 09/09/06      2,500,000       2,500,000

                                                            Second Lien Term Loan, 4.62%, 09/09/06     2,500,000       2,500,000
                                                            ---------------------------------------------------------------------
            METRO-GOLDWYN-MAYER STUDIOS, INC.               Term Loan B, 4.48%, 04/30/11               5,000,000       5,023,125
                                                            ---------------------------------------------------------------------
                                    MTS, INC.               Term Loan, 04/01/05 (b)                    2,442,490       2,442,490
                                                            ---------------------------------------------------------------------
                          REGAL CINEMAS, INC.               Term Loan, 4.23%, 11/10/10                 2,894,319       2,931,395
                                                            ---------------------------------------------------------------------
                  SIX FLAGS THEME PARKS, INC.               Term Loan B, 4.57%, 06/30/09               2,483,743       2,502,371
                                                            ---------------------------------------------------------------------
                     TRUE TEMPER SPORTS, INC.               Term Loan, 4.79%, 03/15/11                 1,958,636       1,939,050
                                                            ---------------------------------------------------------------------
                                                                           LEISURE GOODS/ACTIVITIES/MOVIES TOTAL      35,720,660


LODGING & CASINOS - 5.7%
---------------------------------------------               ---------------------------------------------------------------------
                        ALLIANCE GAMING CORP.               Term Loan B, 3.54%, 09/04/09               3,311,144       3,349,074
                                                            ---------------------------------------------------------------------
                      AMERISTAR CASINOS, INC.               Term Loan B1, 4.00%, 12/20/06                707,402         718,604
                                                            ---------------------------------------------------------------------
                                BORA BORA LLC               Term Loan, 7.59%, 12/31/05                 5,000,000       5,087,500
                                                            ---------------------------------------------------------------------
                            BOYD GAMING CORP.               Term Loan B, 3.80%, 06/30/11               3,900,000       4,049,351
                                                            ---------------------------------------------------------------------
                       GLOBAL CASH ACCESS LLC               Term Loan, 4.71%, 03/10/10                 4,875,000       4,969,453
                                                            ---------------------------------------------------------------------
                GREEN VALLEY RANCH GAMING LLC               Term Loan B, 4.73%, 12/24/10               3,970,000       4,029,550
                                                            ---------------------------------------------------------------------
                                    OPBIZ LLC               Term Loan A, 3.65%, 08/31/10              13,232,922      12,791,803
                                                            ---------------------------------------------------------------------
                                                            Term Loan B, 5.98%, 08/31/10                  30,699          29,676
                                                            ---------------------------------------------------------------------
                   VENETIAN CASINO RESORT LLC               Term Loan B, 0.75%, 06/15/11 (c) (g)         272,727          (2,130)

                                                            Term Loan B, 4.29%, 06/15/11               1,727,273       1,756,420
                                                            ---------------------------------------------------------------------
                  WYNDHAM INTERNATIONAL, INC.               Term Loan I, 6.88%, 06/30/06               4,468,310       4,489,043
                                                            ---------------------------------------------------------------------
                                                                                         LODGING & CASINOS TOTAL      41,268,344


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
NONFERROUS METALS/MINING - 0.8%
---------------------------------------------
                               CII CARBON LLC               Term Loan, 4.41%, 06/25/08                 2,493,351       2,468,418
                                                            ---------------------------------------------------------------------
                          CONSOL ENERGY, INC.               Tranche B, 4.34%, 06/30/10                 2,000,000       2,043,130
                                                            ---------------------------------------------------------------------
                             J W ALUMINUM CO.               First Lien Term Loan, 5.56%, 10/20/10      1,000,000       1,016,250
                                                            ---------------------------------------------------------------------
                                                                                  NONFERROUS METALS/MINING TOTAL       5,527,798


OIL/GAS - 6.9%
---------------------------------------------               ---------------------------------------------------------------------
                                     ALON USA               Term Loan, 10.00%, 12/12/08                6,000,000       6,180,000
                                                            ---------------------------------------------------------------------
                          ATP OIL & GAS CORP.               First Additional Term Loan,
                                                            8.46%, 03/31/09                            1,978,750       2,008,431

                                                            First Lien Term Loan,
                                                            8.84%, 03/29/09                            1,990,002       2,019,852

                                                            Second Lien Term Loan,
                                                            12.06%, 03/31/09                           4,975,000       5,024,750
                                                            ---------------------------------------------------------------------
                     BASIC ENERGY SERVICES LP               Term Loan B, 5.43%, 10/03/09               5,000,000       5,062,500
                                                            ---------------------------------------------------------------------
                         BELDEN & BLAKE CORP.               Term Loan, 6.50%, 06/30/11                 4,488,750       4,564,498
                                                            ---------------------------------------------------------------------
                        DYNEGY HOLDINGS, INC.               Term Loan, 5.84%, 05/27/10                 2,992,500       3,062,315
                                                            ---------------------------------------------------------------------
                                EL PASO CORP.               Deposit Accounts, 11/23/09 (b)             3,500,000       3,471,562

                                                            Term Loan, 11/23/09 (b)                    3,500,000       3,508,942
                                                            ---------------------------------------------------------------------
              GETTY PETROLEUM MARKETING, INC.               Term Loan, 5.23%, 05/19/10                 2,950,000       3,001,625
                                                            ---------------------------------------------------------------------
                             HEADWATERS, INC.               Term Loan B, 5.40%,04/30/11                1,925,000       1,956,281
                                                            ---------------------------------------------------------------------
                     LA GRANGE ACQUISITION LP               Term Loan, 4.84%, 01/18/08                 1,000,000       1,018,125
                                                            ---------------------------------------------------------------------
               MAGELLAN MIDSTREAM HOLDINGS LP               Tranche B, 4.65%, 06/17/08                   481,939         489,168
                                                            ---------------------------------------------------------------------
                       PREMCOR REFINING GROUP               Synthetic Tranche Facility,
                                                            3.74%, 04/13/09                            1,000,000       1,011,565
                                                            ---------------------------------------------------------------------
                         PRIDE OFFSHORE, INC.               Term Advances, 3.84%, 07/07/11             2,992,500       3,030,849
                                                            ---------------------------------------------------------------------
                       TESORO PETROLEUM CORP.               Initial Term Loan, 7.59%, 04/15/08           972,431       1,005,251
                                                            ---------------------------------------------------------------------
                      WESTERN REFINING CO. LP               Term Loan, 5.71%, 08/28/08                 1,840,000       1,867,600
                                                            ---------------------------------------------------------------------
                  WILLIAMS PRODUCTION RMT CO.               Term Loan C, 4.59%, 05/30/07               1,851,633       1,882,879
                                                            ---------------------------------------------------------------------
                                                                                                   OIL/GAS TOTAL      50,166,193


PUBLISHING - 4.1%
---------------------------------------------               ---------------------------------------------------------------------
                 ADAMS OUTDOOR ADVERTISING LP               First Lien Term Loan, 4.33%, 10/15/11      1,995,000       2,024,097
                                                            ---------------------------------------------------------------------
                           DEX MEDIA EAST LLC               Term Loan A, 3.97%, 11/08/08               5,542,915       5,604,580
                                                            ---------------------------------------------------------------------
                           DEX MEDIA WEST LLC               Term Loan A, 4.15%, 09/09/09               4,018,345       4,063,049
                                                            ---------------------------------------------------------------------
                           HERALD MEDIA, INC.               First Lien Term Loan, 4.45%, 07/22/11      1,995,000       2,023,678
                                                            ---------------------------------------------------------------------
                             JOSTENS IH CORP.               Tranche B, 4.54%, 10/04/11                 4,000,000       4,058,440
                                                            ---------------------------------------------------------------------
                                  RELIZON CO.               Term Loan, 5.38%, 02/20/11                 1,315,559       1,328,715
                                                            ---------------------------------------------------------------------
                         R.H. DONNELLEY CORP.               Tranche B2, 4.16%, 06/30/11                5,985,000       6,054,007
                                                            ---------------------------------------------------------------------
                  TRANSWESTERN PUBLISHING CO.               First Lien Term Loan, 4.12%, 02/25/11      4,600,000       4,654,625
                                                            ---------------------------------------------------------------------
                                                                                                PUBLISHING TOTAL      29,811,191


REAL ESTATE INVESTMENT TRUST - 3.4%
---------------------------------------------               ---------------------------------------------------------------------
                        CENTRAL PARKING CORP.               Term Loan B, 4.48%, 03/31/10               1,621,800       1,651,195
                                                            ---------------------------------------------------------------------
             CRESCENT REAL ESTATE EQUITIES LP               Term Loan, 4.29%, 01/12/06                 2,545,388       2,564,478
                                                            ---------------------------------------------------------------------
              GENERAL GROWTH PROPERTIES, INC.               Tranche B Term Loan, 4.53%, 11/12/08      20,000,000      20,098,200
                                                            ---------------------------------------------------------------------
                                                                              REAL ESTATE INVESTMENT TRUST TOTAL      24,313,873

INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)

VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
RETAILERS - 0.4%
---------------------------------------------               ---------------------------------------------------------------------
               PRESTIGE BRANDS HOLDINGS, INC.               Tranche B, 4.86%, 04/06/11                 2,980,013       3,016,339
                                                            ---------------------------------------------------------------------
                                                                                                 RETAILERS TOTAL       3,016,339


STEEL - 0.4%
---------------------------------------------               ---------------------------------------------------------------------
                   THE TECHS INDUSTRIES, INC.               Term Loan, 4.46%, 01/14/10                 2,925,000       2,935,969
                                                            ---------------------------------------------------------------------
                                                                                                     STEEL TOTAL       2,935,969


SURFACE TRANSPORT - 3.5%
---------------------------------------------               ---------------------------------------------------------------------
                      COMCAR INDUSTRIES, INC.               Term Loan B, 7.13%, 01/15/10               2,977,500       2,962,613
                                                            ---------------------------------------------------------------------
                     LAIDLAW INVESTMENTS LTD.               Term Loan B, 5.96%, 06/19/09               6,047,892       6,134,861
                                                            ---------------------------------------------------------------------
                    NATIONAL WATERWORKS, INC.               Tranche C, 4.48%, 11/22/09                 2,000,000       2,032,500
                                                            ---------------------------------------------------------------------
                    PACER INTERNATIONAL, INC.               New Term Loan, 4.57%, 06/10/10               615,686         624,537
                                                            ---------------------------------------------------------------------
                  QUALITY DISTRIBUTIONS, INC.               PF Letters of Credit,
                                                            3.10%, 11/13/09                            1,000,000         970,000

                                                            Term Loan, 5.07%, 11/13/09                 6,969,837       6,860,933
                                                            ---------------------------------------------------------------------
                      TRANSPORT INDUSTRIES LP               Term Loan B, 6.00%, 06/13/10               2,899,500       2,904,937
                                                            ---------------------------------------------------------------------
                                    TTI, INC.               Term Loan, 5.88%, 03/14/09                 2,457,650       2,477,102
                                                            ---------------------------------------------------------------------
                                                                                         SURFACE TRANSPORT TOTAL      24,967,483


TELECOMMUNICATIONS/CELLULAR - 4.6%
---------------------------------------------               ---------------------------------------------------------------------
                            AMERICAN TOWER LP               Term Loan B, 4.48%, 08/31/11               4,987,500       5,061,265
                                                            ---------------------------------------------------------------------
            CONSOLIDATED COMMUNICATIONS, INC.               Term Loan C, 4.61%, 10/14/11               9,966,667      10,066,333
                                                            ---------------------------------------------------------------------
                DOBSON CELLULAR SYSTEMS, INC.               Revolver, 0.63%, 12/31/05 (c) (g)            625,000         (25,781)
                                                            ---------------------------------------------------------------------
                                  QWEST CORP.               Term Loan A, 6.50%, 06/30/07               5,000,000       5,155,225

                                                            Term Loan B, 6.95%, 06/30/10               4,000,000       4,069,590

                                                            Tranche A Term Loan, 06/30/10 (b)          3,000,000       3,093,135
                                                            ---------------------------------------------------------------------
                       WESTERN WIRELESS CORP.               Term Loan B, 4.97%, 05/31/11               5,985,000       6,091,593
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS/CELLULAR TOTAL      33,511,360


TELECOMMUNICATIONS/COMBINATION - 3.6%
---------------------------------------------               ---------------------------------------------------------------------
 ALASKA COMMUNICATIONS SYSTEMS HOLDINGS, INC.               Term Loan, 5.25%, 02/14/09                 1,736,875       1,744,474
                                                            ---------------------------------------------------------------------
            CENTENNIAL CELLULAR OPERATING CO.               Term Loan, 4.89%, 02/09/11                 2,000,000       2,029,990

                                                            Term Loan B, 4.92%, 02/09/11               2,451,288       2,488,045
                                                            ---------------------------------------------------------------------
                 LEVEL 3 COMMUNICATIONS, INC.               Term Loan B, 11/30/11 (b) (d)              5,000,000       5,125,000
                                                            ---------------------------------------------------------------------
                      NEW SKIES SATELLITES NV               Term Loan, 6.50%, 05/04/11                 4,000,000       4,066,680
                                                            ---------------------------------------------------------------------
                                    NTL, INC.               Tranche B Term Loan, 5.20%, 04/14/12       3,000,000       3,039,840
                                                            ---------------------------------------------------------------------
                               PANAMSAT CORP.               Term Loan A-1, 4.41%, 08/20/09             1,374,178       1,381,626

                                                            Term Loan A-2, 4.63%, 08/20/09               546,818         549,782

                                                            Term Loan B, 4.88%, 08/20/11               5,954,819       6,014,189
                                                            ---------------------------------------------------------------------
                                                                            TELECOMMUNICATIONS/COMBINATION TOTAL      26,439,626


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)

VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
TELECOMMUNICATIONS WIRELESS - 1.2%
---------------------------------------------               ---------------------------------------------------------------------
              NEXTEL PARTNERS OPERATING CORP.               Term Loan C, 4.31%, 05/31/11               6,800,000       6,907,678
                                                            ---------------------------------------------------------------------
                     SBA SENIOR FINANCE, INC.               Term Loan, 5.85%, 12/31/04                   123,077         124,538

                                                            Term Loan, 5.54%, 10/31/08                 1,871,923       1,890,642
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS WIRELESS TOTAL       8,922,858


TELECOMMUNICATIONS WIRELINE - 1.0%
---------------------------------------------               ---------------------------------------------------------------------
     VALOR TELECOMMUNICATIONS ENTERPRISES LLC               Second Lien Term Loan, B
                                                            9.93%, 11/03/11                            1,000,000       1,015,000

                                                            Tranche B Term Loan B,
                                                            5.68%, 11/10/11                            6,000,000       6,075,750
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS WIRELESS TOTAL       7,090,750


UTILITIES - 6.6%
---------------------------------------------               ---------------------------------------------------------------------
                       ALLEGHENY ENERGY, INC.               Term Advances, 5.00%, 03/08/11             3,500,000       3,563,437
                                                            ---------------------------------------------------------------------
          CALPINE CONSTRUCTION FINANCE CO. LP               Term Loan, 7.63%, 08/26/09                 4,974,874       5,368,710
                                                            ---------------------------------------------------------------------
                                CALPINE CORP.               Second Lien, 7.82%, 07/16/07               3,614,613       3,162,787
                                                            ---------------------------------------------------------------------
                     CENTERPOINT ENERGY, INC.               Term Loan, 5.56%, 10/07/06                 4,945,946       4,968,920
                                                            ---------------------------------------------------------------------
                            INFRASOURCE, INC.               Term Loan, 4.98%, 09/30/10                 3,264,758       3,297,405
                                                            ---------------------------------------------------------------------
                                    IPM EAGLE               Term Loan, 0.50%, 10/15/05 (c) (d) (g)     5,000,000               -
                                                            ---------------------------------------------------------------------
                      MIDWEST GENERATIONS LLC               Term Loan, 0.50%, 04/27/09 (c) (g)         2,000,000          (5,028)

                                                            Term Loan, 5.44%, 04/27/11                 2,985,000       3,037,984
                                                            ---------------------------------------------------------------------
                  MISSION ENERGY HOLDINGS CO.               Term Loan, 7.00%, 12/11/06                   437,500         447,891

                                                            Term Loan B, 9.52%, 07/02/06               7,032,468       7,384,091
                                                            ---------------------------------------------------------------------
                             NRG ENERGY, INC.               Credit Linked Certificate of Deposit,
                                                            3.65%, 06/23/10                            1,139,967       1,146,368

                                                            Term Loan, 5.93%, 06/23/10                 2,012,160       2,055,754
                                                            ---------------------------------------------------------------------
                       ORION POWER MIDWEST LP               Term Loan, 5.06%, 10/28/05                 1,594,329       1,595,326
                                                            ---------------------------------------------------------------------
                  RIVERSIDE ENERGY CENTER LCC               Term Loan, 6.38%, 06/24/11                 4,735,072       4,829,774
                                                            ---------------------------------------------------------------------
             ROCKY MOUNTAIN ENERGY CENTER LCC               Credit Linked Certificate of Deposit,
                                                            6.02%, 06/24/11                              361,073         368,295

                                                            Term Loan, 6.38%, 06/24/11                 3,403,855       3,437,893
                                                            ---------------------------------------------------------------------
                        TNP ENTERPRISES, INC.               Term Loan, 7.22%, 12/31/06                 2,962,500       3,029,156
                                                            ---------------------------------------------------------------------
                                                                                                 UTILITIES TOTAL      47,688,763

                                                            TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
                                                            (COST OF $887,831,503)                                   895,720,515


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                          HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)

CORPORATE NOTES AND BONDS - 1.6%
HEALTH CARE - 0.3%
---------------------------------------------               ---------------------------------------------------------------------
                                 ELAN FINANCE               Floating Rate Note, 6.51%, 11/15/11 (e)    2,000,000       2,095,000
                                                            ---------------------------------------------------------------------
                                                                                               HEALTH CARE TOTAL       2,095,000


OIL/GAS - 0.6%
---------------------------------------------               ---------------------------------------------------------------------
                   SECUNDA INTERNATIONAL LTD.               Floating Rate Note, 9.76%, 09/01/12 (e)    4,500,000       4,455,000
                                                            ---------------------------------------------------------------------
                                                                                                   OIL/GAS TOTAL       4,455,000


TELECOMMUNICATIONS/CELLULAR - 0.3%
---------------------------------------------               ---------------------------------------------------------------------
                DOBSON CELLULAR SYSTEMS, INC.               Floating Rate Note, 6.96%, 11/01/11(e)     2,000,000       2,055,000
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS/CELLULAR TOTAL       2,055,000


TELECOMMUNICATIONS/WIRELESS - 0.1%
---------------------------------------------               ---------------------------------------------------------------------
                 CRICKET COMMUNICATIONS, INC.               Senior Secured Note, 13.00%, 08/16/11        460,200         509,096
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS/WIRELESS TOTAL         509,096


UTILITIES - 0.3%
---------------------------------------------               ---------------------------------------------------------------------
          CALPINE CONSTRUCTION FINANCE CO. LP               Floating Rate Note, 10.48%, 08/26/11(e)    2,000,000       2,215,000
                                                            ---------------------------------------------------------------------
                                                                                                 UTILITIES TOTAL       2,215,000

                                                            TOTAL CORPORATE NOTES AND BONDS
                                                            (COST OF $10,621,766)                                     11,329,096

COMMON STOCKS (F) - 0.4%                                                                              SHARES
DIVERSIFIED MANUFACTURING - 0.1%
---------------------------------------------
                         SUPERIOR ESSEX, INC.                                                             42,359         709,513
                                                            ---------------------------------------------------------------------
                                                                                 DIVERSIFIED MANUFACTURING TOTAL         709,513


HEALTH CARE - 0.1%
---------------------------------------------
                   SUN HEALTHCARE GROUP, INC.                                                             61,117         458,378
                                                            ---------------------------------------------------------------------
                                                                                               HEALTH CARE TOTAL         458,378


TELECOMMUNICATIONS/WIRELESS - 0.2%
---------------------------------------------
            LEAP WIRELESS INTERNATIONAL, INC.                                                             76,137       1,933,880
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS/WIRELESS TOTAL       1,933,880

                                                            TOTAL COMMON STOCKS
                                                            (COST OF $2,449,529)                                       3,101,771


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                   HIGHLAND FLOATING RATE ADVANTAGE FUND
                                                                                                  SHARES          VALUE ($)
PREFERRED STOCKS (D) - 0.0%
DIVERSIFIED MANUFACTURING - 0.0%
---------------------------------------------
                         SUPERIOR ESSEX, INC.                                                             14,382          14,382
                                                            ---------------------------------------------------------------------
                                                                                 DIVERSIFIED MANUFACTURING TOTAL          14,382

                                                            TOTAL PREFERRED STOCKS
                                                            (COST OF $14,382)                                             14,382

WARRANTS (F) - 0.0%
BUSINESS EQUIPMENT & SERVICES - 0.0%
---------------------------------------------                                                         UNITS
                      NATIONAL GUARDIAN CORP.                                                             40,800               -
                                                            ---------------------------------------------------------------------
                                                                             BUSINESS EQUIPMENT & SERVICES TOTAL               -

                                                            TOTAL WARRANTS
                                                            (COST OF $204,000)                                                 -

                                                            TOTAL INVESTMENTS - 125.4%                               910,165,764
                                                            (COST OF $901,121,180) (H)

                                                            OTHER ASSETS & LIABILITIES, NET - (25.4)%               (184,524,522)

                                                            NET ASSETS - 100.0%                                      725,641,242

     Notes to Investment Portfolio:
(a) Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at November 30, 2004. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(b)  Unsettled Loan. Rate cannot be determined at this time.
(c) Unfunded commitment. As of November 30, 2004, the Portfolio had unfunded loan commitments of $13,772,673, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                                                    UNFUNDED
                       BORROWER                LOAN COMMITMENT
                       --------                ---------------
              CSC Holdings, Inc.               $   582,500
   Dobson Cellular Systems, Inc.                   625,000
             Federal-Mogul Corp.                   125,779
                      IPM Eagle                  5,000,000
        Midwest Generations LLC                  2,000,000
National Equipment Service, Inc.                   666,667
     Venetian Casino Resort LLC                    272,727
Vought Aircraft Industries, Inc.                 4,500,000
                                               -----------
                                               $13,772,673
                                               ===========
(d) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2004, these securities amounted to $10,820,000 or 1.5% of net assets. These securities have been determined by the Adviser to be liquid securities.
(f)  Non-income producing security.
(g) The value shown in the Investment Portfolio for the unfunded commitment represents the unrealized gain (loss) on the unfunded loan commitment.
(h)  Cost for federal income tax purposes is $901,121,180.

        Gross unrealized appreciation      $12,553,625
        Gross unrealized depreciation       (3,509,041)
                                           -----------
        Net unrealized appreciation        $ 9,044,584
                                           ===========

        For more information, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND FLOATING RATE ADVANTAGE FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              JANUARY 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              JANUARY 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date              JANUARY 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.